COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 12 – COMMITMENTS AND CONTINGENT LIABILITIES

A)	Material agreements

1)	Product supply agreement

On August 2, 2020, the Company entered into an agreement with Clalit Health Services (hereinafter referred to as “Clalit”) for the supply of products (hereinafter referred to as “the First Agreement”). According to this agreement, subject to obtaining all regulatory approvals, the Company granted Clalit the right to purchase, sell, and market the Company’s products in Israel, all in accordance with the terms of the agreement. Clalit committed to purchasing and distributing the Company’s products according to agreed milestones and a mutually agreed price list.

The initial term of the First Agreement was set at 24 months, with either party entitled to terminate the agreement without cause, subject to providing nine months’ prior written notice. In June 2022, the parties extended the First Agreement until August 2023, and it was subsequently further extended until August 2024.

On December 14, 2021, the Company signed an addendum to the agreement, under which it agreed to supply Clalit with additional Pulsenmore FC devices (the “Follicle Agreement”). These devices are designed for self-monitoring of follicle size for women undergoing in vitro fertilization (IVF) and fertility preservation treatments. As of the date of these financial statements, the Company has supplied Clalit with 400 devices under this agreement, of which 100 devices were used for the feasibility study. The results of the clinical trial were presented by Clalit at a professional conference in Japan, and accordingly, the Company approached Clalit to promote the cooperation between the parties with respect to the Pulsenmore FC devices.

On October 28, 2024, an agreement was signed between Clalit and the Company for the supply of 25,000 units of the Company’s home ultrasound product - Pulsenmore- ES for a period of 5 years, including support services for the product (hereinafter: the “New Agreement”). The New Agreement is a continuation of the first agreement as stated above. In 2024, the Company has not recognized revenues based on the New Agreement.

The New Agreement also provides Clalit, for an additional fee, with the option to use the product in a synchronous manner (Clinician Guided), allowing real-time ultrasound video transmission during a video consultation with a clinician or physician.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12 – COMMITMENTS AND CONTINGENT LIABILITIES (cont.)

The New Agreement includes a warranty period for the products or replacement of defective or non-compliant products. Furthermore, the New Agreement stipulates that the Follicle Agreement (described above) would remain in effect under its existing terms for five years from the fulfillment of the conditions precedent specified therein. As is customary, the New Agreement can be terminated by either party with an advance notice. On January 21, 2026, the Company signed an addendum to the agreement (see note 22(a)).

2)	Transaction with an investor

On May 11, 2022, the Company entered into an investment agreement with GE Healthcare Global Holdings, Inc. (the “Investor”). On June 8, 2022, following the fulfillment of customary conditions stipulated in the investment agreement, the Company allocated to the Investor 449,178 ordinary shares with a nominal value of NIS 0.00032 each in exchange for an investment of NIS 70,096 thousand (approximately $21 million) (hereinafter referred to as the “First Investment”). Subject to the completion of the First Investment, the Company entered into a strategic distribution cooperation agreement (the “Distribution Agreement”) and a component purchase agreement (the “Component Agreement”) on the same date with GE Precision Healthcare LLC (the “Distributor”).

According to the investment agreement, and subject to obtaining FDA approval for marketing and selling the Company’s Pulsenmore ES product in the U.S. (the “FDA Approval”) by the end of September 2023 and meeting other customary conditions set in the agreement, the Company would have allocated an additional 449,178 ordinary shares with a nominal value of NIS 0.00032 each to the Investor in exchange for another $21 million investment (the “Second Investment”). The conditions for the Second Investment were not met by September 30, 2023, and therefore, the investment did not take place.

Additionally, Investor’s Rights in Case of an IPO - If the Company were to conduct an initial public offering (IPO) of its shares on a U.S. stock exchange by the end of 2023, the Investor would have had the right to purchase Company shares—either within the IPO or through a parallel private placement—up to its proportional holding in the issued share capital of the Company prior to the IPO (not exceeding 20% of the shares offered to the public). In the case of an IPO occurring by the end of 2023 and subject to FDA approval and additional customary conditions, the Company would have had the right to require the Investor to invest up to $8 million in the IPO (not exceeding its proportional share of the capital raised), offset by any amount the Investor had voluntarily committed to invest in the IPO. However, by the end of 2023, the Company did not meet these conditions, and no shares were issued to the Investor.

On June 8, 2022, the Company signed the Distribution Agreement, granting the Distributor certain exclusive distribution rights for the Pulsenmore ES product as detailed herein.

The Distribution Agreement grants the Distributor with exclusive distribution rights for 20 selected institutional customers in Europe, the U.S., and Japan (“Exclusive Distribution Rights”). The Company has to make commercially reasonable efforts to obtain the necessary regulatory approvals for distribution and sale in these regions. The Exclusive Distribution Rights are for a period of 7 years in the U.S. and Japan and for a period of 3 years in Europe. (the “Exclusivity Period”). The exclusivity renews automatically for one-year periods, unless either party provides notice to the contrary.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12 – COMMITMENTS AND CONTINGENT LIABILITIES (cont.)

During the Exclusivity period, the Distributor is subject to non-compete restrictions, preventing it from distributing competing products, except under specific exceptions defined in the Distribution Agreement.

The Distribution Agreement is for a 7-year term, with automatic one- year extensions unless one of the parties gives notice to terminate. Nevertheless, if the Distributor meets certain sales targets and maintains at least the number of shares acquired in the First Investment, the Company cannot refuse further extensions of the Distribution Agreement. The Distributor may terminate the agreement if there is a change of control in the Company under certain conditions as set in the Distribution Agreement. Upon signing the Distribution Agreement, the parties also signed a supplementary agreement for the purchase of long-lead-time components necessary for product manufacturing.

The Distributor committed to placing an initial order of 20,000 Pulsenmore ES units, of which 5,000 units were supplied in 2022, and the remaining 15,000 units (including 10,000 iOS-compatible devices) were scheduled for delivery in 2023.

Additionally, the Distributor had the option to place an order for 50,000 more units in the second year of the agreement.

In order for the Company to meet its obligations to the distributor as stated above, the Company ordered assemblies from a supplier in South Korea who was equipped with LLI (Long Lead Items) components. The cost of these LLI components as of December 31, 2025 is approximately NIS 2,900 thousand (approximately $909 thousand). During 2024, the Company notified the supplier, and the supplier received the Company’s notification, that in light of the security situation prevailing in the country due to the Iron Sword War, which is considered as “force majeure”, it is postponing the dates for receiving the said components and no delivery dates have yet been set. As of December 31, 2025, no delivery date or payment date has yet been determined with respect to the components.

In accordance with the agreement reached with the supplier, the Company will pay quarterly interest of approximately $6 thousand reflecting an annual interest rate of 3%, until the delivery date of the components.

On November 29, 2023, the Distributor canceled its purchase order for 15,000 units, citing non-compatibility with iOS. The Company disputed this claim, asserting that the cancellation was due to the Distributor’s poor performance. After the cancellation notice, the Distributor requested a new order of 240 iOS compatible units, which the Company supplied. However, the Company explicitly stated that fulfilling this order does not waive its rights under the existing agreements.

Since the First Investment, the Distribution Agreement, and related agreements were negotiated as an integrated commercially significant transaction, the Company allocated the total investment proceeds (NIS 70,096 thousand) as follows (excluding transaction costs):

1. Ordinary shares issued under the Investment Agreement: NIS 51,709 thousand.

2. Derivative asset (contingent forward contract for the Second Investment): NIS 5,070 thousand.

3. Customer contract liability under the Distribution Agreement: NIS 23,457 thousand.

The transaction costs amounted to NIS 782 thousand, allocated between equity (NIS 538 thousand) and Consolidated Statements of Comprehensive Loss (NIS 244 thousand).

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12 – COMMITMENTS AND CONTINGENT LIABILITIES (cont.)

Regarding the second investment, as it involves a contingent forward contract settled in a different currency from the Company’s functional currency, it is classified as a derivative financial instrument under IAS 32 – Financial Instruments: Presentation and IFRS 9 – Financial Instruments. This instrument is not classified as an equity instrument and is measured at fair value at each reporting date, with changes at fair value recognized through comprehensive loss.

On June 8, 2022, the Company recognized the derivative financial instrument at fair value through comprehensive loss. As of December 31, 2023, the Company did not meet the condition precedent required for the investor’s second investment. Consequently, the Company derecognized the derivative financial instrument. Losses from changes in the fair value of the derivative instrument in 2023 amounted to approximately NIS 15,595 thousand, which were recognized under financial expenses.

Additionally, regarding the Company’s Pulsenmore FC product, the Distributor will be granted distribution rights similar to those granted for the Pulsenmore ES product, subject to additional terms to be agreed upon by the parties. These rights will be contingent on the Distributor placing a minimum order of 10,000 Pulsenmore FC units within 18 months from obtaining the necessary regulatory approvals for distribution in the U.S. or Europe (whichever occurs first).

The portion of proceeds allocated to the Distribution Agreement is treated as non-refundable upfront fees and recognized as deferred revenue, which will be recognized over the 7 year contract period, in line with actual product sales, relatively to the Company’s estimates of the total number of the products that are expected to be sold to the investor during the period of the agreement

On November 21, 2024, the Company notified the Investor that it would not extend the period in which GE held the exclusive distribution rights for the Pulsenmore ES product. In accordance with the mechanism established in the Distribution Agreement, the non-renewal will take effect 3 years after the date of granting the rights as aforesaid, on June 7, 2025.

Settlement Agreement- GEHC

On August 6, 2025, a settlement agreement was signed to resolve all disputes between the Company and GE Precision Healthcare LLC (“GEHC”) (the “Settlement Agreement”). Pursuant to the Settlement Agreement, all disputes between the parties relating to the cancellation of orders placed by GEHC to the Company for 15,000 units of the Company’s Pulsenmore ES products (the “Disputed Orders”) were resolved. In the framework of the Settlement Agreement, the parties mutually waived any and all claims relating to the Distribution Agreement (“Distribution Agreement”) and the Material Commitment Agreement annexed thereto (“Material Commitment Agreement”), under which the Company has received $1 million in order to purchase components both dated June 8, 2022, and in connection with the Investment Agreement dated May 11, 2022 between the Company and GE Healthcare Global Holdings Inc. (“GE Holdings”) (the “Investment Agreement”), including in connection with GEHC’s obligation under the Material Commitment Agreement to purchase unused components (the “Disputed Components”).

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12 – COMMITMENTS AND CONTINGENT LIABILITIES (cont.)

Pursuant to the Settlement Agreement, and without any admitting any of the parties’ claims, GEHC will paid the Company a total of $1 million (approximately NIS 3,371 thousand). The Disputed orders have been canceled (consequently, there are no outstanding purchase orders from GEHC for the Company’s products). The Component Agreement has been terminated and the Company will not be required to return the $1 million advance it received upon signing the agreement in 2022, nor will it be required to transfer to GEHC any components purchased under it, and GEHC will not be required to pay any additional amounts thereunder. The aforementioned amounts, totaling NIS 7.1 million (approximately $2.2 million), were recognized as revenues in the statements of comprehensive loss.

As part of the Settlement Agreement, it was also agreed that Japan would be removed from the definition of an “exclusive territory” and that GEHC would retain non-exclusive distribution rights to the Company’s ES pregnancy product in the US and Europe only, until the end of the original agreement period, i.e. June 2029, unless extended. However, in accordance with the Settlement Agreement, GEHC relinquished its favorite pricing mechanism and has no further obligation to place any future purchase orders. The Company’s estimate is that following the Settlement Agreement, the exercise of the remaining distribution rights by GE has become remote. This follows the Company’s notification to GE dated November 21, 2024, regarding the non-renewal of the exclusivity period with respect to 20 customers in Europe, which entered into force on June 7, 2025. The Company concluded that following the Settlement Agreement there are no outstanding performance obligations, and therefore the outstanding balance of contract liability in total amount of NIS 23,392 thousand (approximately $7,333 thousand) was recognized as revenues in the statements of comprehensive loss.

3)	Medical product distribution company in Italy

On May 10, 2024, the Company entered into a binding agreement with a medical product distribution Company in Italy (hereinafter referred to as “the Distributor”) for the import and distribution of the Company’s Pulsenmore ES product. The agreement is for a four-year term upon signing, and it is cancelable by providing an advanced notice. As part of the agreement, the Distributor committed to placing an initial product order with a financial value of approximately Euro 400 thousand which constitutes part of the minimum quantities required for the first year.

As of December 31, 2025, the total quantity of the product was not supplied yet to the Distributor. The Distributor ordered 120 units and the actual execution date of the purchase has been postponed.

4)	Memorandum of Understanding with a Medical Center in Australia

On n July 22, 2025, the Company entered into a Memorandum of Understanding (MOU) with GCUH (Gold Coast University Hospital), a university medical center that is part of a health maintenance organization (HMO) operating in the state of Queensland, Australia (hereinafter: “GCUH”), in a Memorandum of Understanding for Cooperation (hereinafter: the “MoU”) in connection with the Company’s Pulsenmore ES product, which provides a solution for performing remote home ultrasound examinations for pregnant women (hereinafter: the “Agreement” and the “Product”, respectively). As part of the Memorandum of Understanding, it was determined that the GCUH Medical Center will serve as a “Center of Excellence” in Australia for the Company’s product. In return, the Medical Center will be entitled to discounts for the purchase of devices in accordance with and subject to the purchase of minimum quantities as determined in the Memorandum of Understanding. It was also agreed that during a period of one year from the signing of the Memorandum of Understanding, an agreement will be signed between the parties to anchor the agreements regarding the cooperation as agreed in the Memorandum of Understanding.

The Memorandum of Understanding for the collaboration was signed between the parties following an agreement to purchase 100 units (hereinafter: “Unit Purchase Agreement”) for the purpose of conducting a commercial trial. The duration of the collaboration agreement is 4 years and is extendable for two additional periods of one year each. As of December 31, 2025, 100 units have been ordered and supplied.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12 – COMMITMENTS AND LIABILITIES (cont.)

5) Liability of royalties to IIA and Korea-Israel Industrial R&D Foundation

1)	Information of accounting policy

Grants received from the Israel Innovation Authority (hereinafter “the IIA”) and the Korea-Israel Industrial R&D Foundation (hereinafter “KORIL”), which are associated with the Ministry of Industry and Economy (formerly the Office of the Chief Scientist) and the South Korean Ministry of Industry and Trade, as participation in research and development conducted by the Company (hereinafter “IIA Grants” and “KORIL Grants”), fall under the definition of “forgivable loans” as stated in International Accounting Standard 20 – “Accounting for Government Grants and Disclosure of Government Assistance” (hereinafter – IAS 20).

Liabilities for IIA Grants and KORIL Grants are recognized and measured in accordance with IFRS 9 if, at the time of eligibility for receiving the Grant (hereinafter – the Eligibility Date), the Company’s management concludes that there is no reasonable assurance that the received Grant (hereinafter – the “Received Grant”) will not be repaid. In such a case, the Company recognizes, at that date, a financial liability that is accounted for according to the detailed provisions of IFRS 9 regarding financial liabilities measured at amortized cost. The difference between the Received Grant and the fair value of the financial liability at initial recognition is treated as a government grant and is recorded in comprehensive loss as a reduction of research and development expenses.

If, at the Eligibility Date, the Company’s management concludes that there is reasonable assurance that the Received Grant will not be repaid, the grant is recorded, at that time, in comprehensive loss as a reduction of research and development expenses. If, in a subsequent period, the Company’s management for the first time concludes that there is no reasonable assurance that the Received Grant will not be repaid, the Company recognizes, at that time, a financial liability against comprehensive loss.

The Company has recognized in its financial statements a liability to pay royalties to the IIA, calculated based on the revenue from the sale of products whose development was supported by the IIA through grants. Under the participation terms, royalties of 3% of the sales revenue of the products developed with the support of the IIA will be paid to the government, up to 100% of the total grants received by the Company, linked to the U.S. dollar (plus annual interest at the SOFR rate). As of December 31, 2025, the maximum amount of royalties the Company may be required to pay is NIS 15,626 thousand (approximately $4,898 thousand). In 2025, the Company received IIA Grants totaling approximately NIS 3,650 thousand (approximately $1,144 thousand), whereas in 2024 no grants were received, and in 2023 the total amount of IIA Grants received amounted to approximately NIS 907 thousand.

The Company concluded that, for all grants received from the IIA, there is no reasonable assurance that the received grants will not be repaid. Therefore, it has recognized a present-value liability for royalty payments amounting to approximately NIS 9,591 thousand (approximately $3,007 thousand) and NIS 7,029 thousand as of December 31, 2025, and 2024, respectively.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12 – COMMITMENTS AND LIABILITIES (cont.)

During 2021, KORIL approved a research and development grant for the Company as part of a collaboration with a Korean Company to develop an automated process for manufacturing ultrasound transducers. According to the program’s procedures, the Company will pay royalties to KORIL at a rate of 2.5% of its revenue directly linked to transducers produced using the automated process. As of the date of these financial statements, there is no reasonable assurance that the received KORIL Grants will be repaid. As of December 31, 2025, the maximum amount of royalties the Company may be required to pay is NIS 1,690 thousand (approximately $530 thousand). In 2024, the Company received KORIL Grants in a total amount of NIS 1,029 thousand (approximately $323 thousand), whereas in 2025 and 2023 no KORIL Grants were received.

2)	Changes in liability of royalties to the IIA

NIS in thousands

Balance as of January 1, 2025	7,029
Payments to the IIA	(397)
Proceeds from the IIA	1,718
Financial expenses	1,241
Balance as of December 31, 2025	9,591

Balance as of January 1, 2024	7,227
Payments to the IIA	(108)
Proceeds from the IIA	-
Financial income	(90)
Balance as of December 31, 2024	7,029

Balance as of January 1, 2023	7,106
Payments to the IIA	(297)
Proceeds from the IIA	492
Financial income	(74)
Balance as of December 31, 2023	7,227

Convenience translation into U.S. dollars (see note 2c(3))

in thousands

Balance as of January 1, 2025	2,202
Payments to the IIA	(124)
Proceeds from the IIA	539
Financial income	389
Balance as of December 31, 2025	3,006

3)	Legal claims

As of the date of approval of the financial statements, there are no legal claims against the Company.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS